Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss	$ (27,425)	$ (51,926)	$ (254,364)
Adjustments to reconcile net loss to net cash provided by operating activities (including discontinued operations):
Provision for loan losses	2,259	43,876	164,352
Depreciation of premises and equipment	3,944	5,454	7,933
Reorganization items	2,956	0	0
Amortization and write-down of intangibles	0	0	219
Goodwill impairment	0	0	64,505
Net amortization of investment security premiums (discounts)	136	215	298
Loss on sales of premises and equipment	60	69	393
Gain on sales of government-guaranteed loans	(555)	(2,392)	(2,504)
Gain on sales of bank subsidiaries	(143)	(5,495)	(15,784)
Gain on debt extinguishment	0	(16,861)	(1,255)
Realized loss on sales of investment securities available for sale	1	10	351
Gain on sales of other real estate owned	(718)	(510)	(125)
Write-down of other real estate owned	11,695	20,773	30,352
Amortization of issuance costs of subordinated debentures	59	101	145
Share-based compensation expense (benefit)	(15)	131	(389)
Deferred income tax credit	(226)	(1,892)	(2,123)
Originations and purchases of loans held for sale	(22,373)	(44,439)	(116,829)
Proceeds from sales of loans held for sale	24,974	48,544	119,924
Decrease in accrued interest income and other assets	3,275	14,115	55,742
Increase (decrease) in accrued interest expense on deposits and other liabilities	919	8,799	9,337
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	(1,177)	18,572	60,178
INVESTING ACTIVITIES
Cash equivalents of acquired bank affiliate	0	0	18,949
Proceeds from sales of investment securities available for sale	0	497	25,964
Proceeds from calls, prepayments and maturities of investment securities	17,468	11,379	22,175
Purchases of investment securities	(11,620)	(21,050)	(34,678)
Purchase of Federal Home Loan Bank stock	(31)	(820)	(1,527)
Redemption of Federal Home Loan Bank stock by issuer	2,379	2,586	2,563
Net decrease in portfolio loans	238,430	274,896	208,376
Proceeds from sales of government-guaranteed loans	4,984	30,356	27,981
Proceeds from sales of premises and equipment	62	441	416
Purchases of premises and equipment	(1,816)	(1,068)	(4,038)
Proceeds from sales of bank subsidiaries	9,700	47,308	76,101
Payments received on other real estate owned	72	268	2,192
Proceeds from sales of other real estate owned	49,998	32,386	45,145
NET CASH PROVIDED BY INVESTING ACTIVITIES	309,626	377,179	389,619
FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	101,865	204,838	333,177
Net decrease in certificates of deposit	(396,222)	(553,127)	(718,579)
Net payments on debt obligations	(2,376)	(512)	(1,372)
Proceeds from Federal Home Loan Bank borrowings	59,511	217,850	613,230
Payments on Federal Home Loan Bank borrowings	(92,528)	(273,406)	(728,417)
Resources provided by noncontrolling interests	0	9,000	0
Net proceeds from issuance of common stock	1	0	6,870
Tax effect of share-based payments	(29)	(256)	(293)
NET CASH USED BY FINANCING ACTIVITIES	(329,778)	(395,613)	(495,384)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,329)	138	(45,587)
Change in cash and cash equivalents of discontinued operations	(4,191)	(32,296)	(38,813)
Cash and cash equivalents at beginning of year	352,367	384,525	468,925
CASH AND CASH EQUIVALENTS AT END OF YEAR	326,847	352,367	384,525
Supplemental disclosures:
Cash paid during the year for interest	21,441	40,738	74,288
Transfers of loans to other real estate owned	44,383	49,685	73,156
Surrender of common stock to facilitate exercise of stock options and vesting of restricted stock	$ 0	$ 12	$ 13